Contract with customers - Contract cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred mobilization and contract preparation cost	$ 5.7	$ 19.3
Capitalized contract cost, amortization	$ 28.9	$ 22.6